Submission	Mar. 16, 2026
Submission [Line Items]
Central Index Key	0000877860
Registrant Name	NATIONAL HEALTH INVESTORS INC
Registration File Number	333-294344
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A